Disclosure of non-capital tax losses expiry (Details) $ in Thousands	Dec. 31, 2017 CAD ($)
Statement [Line Items]
Non-capital tax losses	$ 94,633
Expiry in 2025 [Member]
Statement [Line Items]
Non-capital tax losses	3,213
Expiry in 2026 [Member]
Statement [Line Items]
Non-capital tax losses	6,457
Expiry in 2027 [Member]
Statement [Line Items]
Non-capital tax losses	4,659
Expiry in 2028 [Member]
Statement [Line Items]
Non-capital tax losses	4,169
Expiry in 2029 [Member]
Statement [Line Items]
Non-capital tax losses	3,784
Expiry in 2030 [Member]
Statement [Line Items]
Non-capital tax losses	1,905
Expiry in 2031 [Member]
Statement [Line Items]
Non-capital tax losses	1,624
Expiry in 2032 [Member]
Statement [Line Items]
Non-capital tax losses	2,883
Expiry in 2033 [Member]
Statement [Line Items]
Non-capital tax losses	2,132
Expiry in 2034 [Member]
Statement [Line Items]
Non-capital tax losses	5,708
Expiry in 2035 [Member]
Statement [Line Items]
Non-capital tax losses	9,172
Expiry in 2036 [Member]
Statement [Line Items]
Non-capital tax losses	20,724
Expiry in 2037 [Member]
Statement [Line Items]
Non-capital tax losses	$ 28,203